Contingencies, Claims and Legal Proceedings	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Contingencies, Claims and Legal Proceedings
26.	CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

The Company is subject to possible loss contingencies arising in the ordinary course of business.  These include but are not limited to: product liability claims and/or warranty cost on the products of the Company, contractual disputes, indemnification claims, claims for unauthorized use of third-party intellectual property, employee grievances, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages.  In determining loss contingencies, the Company considers the likelihood of impairing an asset or the incurrence of a liability at the date of the consolidated financial statements as well as the ability to reasonably estimate the amount of such loss.  The Company records a provision for a loss contingency when information available before the consolidated financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and when the amount of loss can be reasonably estimated.  The Company regularly re-evaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company.  Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

The Company has received and may in the future receive communications alleging possible infringements of third party patents or other third party intellectual property rights.  Furthermore, the Company from time to time enters into discussions regarding a broad patent cross license arrangement with other industry participants.  There is no assurance that such discussions may be brought to a successful conclusion and result in the intended agreement.  The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets.  In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to take a license to third party patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.  The Company is otherwise also involved in various lawsuits, claims, inquiries, inspections, investigations and/or proceedings incidental to its business and operations.  Such matters, even if not meritorious, could result in the expenditure of significant financial or managerial resources.  Any of the foregoing could have a material adverse effect on the Company’s results of operations, cash flows or its financial position.

The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company.  There can be no assurance that its recorded reserves will be sufficient to cover the extent of its potential liabilities.  Legal costs associated with claims are expensed as incurred.  In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize.

As of December 31, 2019, provisions for estimated probable losses with respect to claims and legal proceedings were not considered material.